Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 88,184	$ 94,752
Non-trade accounts receivable	6,420	6,183
Sale Leaseback Transaction, Accumulated Depreciation	$ 447,699	$ 367,146